Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs China Equity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAGX
Goldman Sachs China Equity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSACX
Goldman Sachs China Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAIX
Goldman Sachs China Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAEX
Goldman Sachs China Equity Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAFX
Goldman Sachs China Equity Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMEPX
Goldman Sachs Emerging Markets Equity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMAX
Goldman Sachs Emerging Markets Equity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMCX
Goldman Sachs Emerging Markets Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMIX
Goldman Sachs Emerging Markets Equity Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMSX
Goldman Sachs Emerging Markets Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRMX
Goldman Sachs Emerging Markets Equity Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMUX
Goldman Sachs Emerging Markets Equity Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAHPX
Goldman Sachs ESG Emerging Markets Equity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEBAX
Goldman Sachs ESG Emerging Markets Equity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEBCX
Goldman Sachs ESG Emerging Markets Equity Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEBIX
Goldman Sachs ESG Emerging Markets Equity Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEBNX
Goldman Sachs ESG Emerging Markets Equity Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEBRX
Goldman Sachs ESG Emerging Markets Equity Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEBSX
Goldman Sachs ESG Emerging Markets Equity Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEPPX
Goldman Sachs International Equity ESG Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIFX
Goldman Sachs International Equity ESG Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSICX
Goldman Sachs International Equity ESG Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIEX
Goldman Sachs International Equity ESG Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSISX
Goldman Sachs International Equity ESG Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRNX
Goldman Sachs International Equity ESG Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIWX
Goldman Sachs International Equity ESG Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFPX
Goldman Sachs International Equity Income Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAKX
Goldman Sachs International Equity Income Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCKX
Goldman Sachs International Equity Income Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIKX
Goldman Sachs International Equity Income Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTKX
Goldman Sachs International Equity Income Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSRKX
Goldman Sachs International Equity Income Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSUKX
Goldman Sachs International Equity Income Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSNPX
Goldman Sachs Large Cap Growth Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCGX
Goldman Sachs Large Cap Growth Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCCX
Goldman Sachs Large Cap Growth Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGIX
Goldman Sachs Large Cap Growth Insights Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCLX
Goldman Sachs Large Cap Growth Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCTX
Goldman Sachs Large Cap Growth Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCRX
Goldman Sachs Large Cap Growth Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLCUX
Goldman Sachs Large Cap Growth Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMZPX
Goldman Sachs Large Cap Value Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVAX
Goldman Sachs Large Cap Value Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVCX
Goldman Sachs Large Cap Value Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVIX
Goldman Sachs Large Cap Value Insights Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCLSX
Goldman Sachs Large Cap Value Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVTX
Goldman Sachs Large Cap Value Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVRX
Goldman Sachs Large Cap Value Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCVUX
Goldman Sachs Large Cap Value Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMXPX
Goldman Sachs Small Cap Equity Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSAX
Goldman Sachs Small Cap Equity Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSCX
Goldman Sachs Small Cap Equity Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSIX
Goldman Sachs Small Cap Equity Insights Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSSX
Goldman Sachs Small Cap Equity Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDSTX
Goldman Sachs Small Cap Equity Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDSRX
Goldman Sachs Small Cap Equity Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCSUX
Goldman Sachs Small Cap Equity Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAPX
Goldman Sachs Small Cap Growth Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSAOX
Goldman Sachs Small Cap Growth Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCOX
Goldman Sachs Small Cap Growth Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIOX
Goldman Sachs Small Cap Growth Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSTOX
Goldman Sachs Small Cap Growth Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSROX
Goldman Sachs Small Cap Growth Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GINUX
Goldman Sachs Small Cap Growth Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSZPX
Goldman Sachs Small Cap Value Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSATX
Goldman Sachs Small Cap Value Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCTX
Goldman Sachs Small Cap Value Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSITX
Goldman Sachs Small Cap Value Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTTTX
Goldman Sachs Small Cap Value Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTTRX
Goldman Sachs Small Cap Value Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTTUX
Goldman Sachs Small Cap Value Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXPX
Goldman Sachs US Equity Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSQX
Goldman Sachs US Equity Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSUSX
Goldman Sachs US Equity Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSELX
Goldman Sachs US Equity Insights Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSESX
Goldman Sachs US Equity Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSUTX
Goldman Sachs US Equity Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSURX
Goldman Sachs US Equity Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSEUX
Goldman Sachs US Equity Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSEPX
Goldman Sachs Emerging Markets Equity Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GERAX
Goldman Sachs Emerging Markets Equity Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GERCX
Goldman Sachs Emerging Markets Equity Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GERIX
Goldman Sachs Emerging Markets Equity Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRPX
Goldman Sachs Emerging Markets Equity Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRRPX
Goldman Sachs Emerging Markets Equity Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GERUX
Goldman Sachs Emerging Markets Equity Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGPX
Goldman Sachs International Equity Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIAX
Goldman Sachs International Equity Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCICX
Goldman Sachs International Equity Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIIX
Goldman Sachs International Equity Insights Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCISX
Goldman Sachs International Equity Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCITX
Goldman Sachs International Equity Insights Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIRX
Goldman Sachs International Equity Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIUX
Goldman Sachs International Equity Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGFPX
Goldman Sachs International Small Cap Insights Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICAX
Goldman Sachs International Small Cap Insights Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICCX
Goldman Sachs International Small Cap Insights Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICIX
Goldman Sachs International Small Cap Insights Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRLX
Goldman Sachs International Small Cap Insights Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICUX
Goldman Sachs International Small Cap Insights Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGDPX